Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligations
Schedule of changes in carrying amount of asset retirement obligations

Changes in the carrying amount of our AROs were as follows (in thousands):

	2013	2012
Balance at January 1	$240,634	$199,633
Accretion expense	15,342	13,189
Revisions to estimated cash flows	(7,572)	33,444
Payments	(1,075)	(5,632)
Balance at December 31	247,329	240,634
Less: current portion	(1,248)	(1,643)
Asset retirement obligation, net of current portion	$246,081	$238,991